UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT JUNE 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 78.7%
Accommodation: 1.0%
11,629	Hilton Worldwide Holdings, Inc.	$719,254

Administrative & Support Services: 2.3%
12,692	Baker Hughes, Inc.	691,841
26,511	Premier, Inc. - Class A *	954,396
		1,646,237
Amusement, Gambling & Recreation: 1.2%
38,117	Penn National Gaming, Inc. *	815,704

Apparel Manufacturing: 1.0%
5,674	Cintas Corp.	715,151

Beverage & Tobacco Products: 1.0%
6,055	PepsiCo, Inc.	699,292

Chemical Manufacturing: 6.5%
11,078	Colgate-Palmolive Co.	821,212
9,039	E.I. du Pont de Nemours & Co.	729,538
28,082	Huntsman Corp.	725,639
2,314	The Sherwin-Williams Co.	812,122
6,069	Vertex Pharmaceuticals, Inc. *	782,112
11,280	Zoetis, Inc.	703,646
		4,574,269
Computer & Electronic Products: 6.5%
20,767	Intel Corp.	700,679
19,560	Keysight Technologies, Inc. *	761,471
7,683	Masimo Corp. *	700,536
9,025	Motorola Solutions, Inc.	782,828
10,257	Texas Instruments, Inc.	789,071
33,317	Tower Semiconductor Ltd. *	794,610
		4,529,195
Construction: 1.0%
297	NVR, Inc. *	715,951

Credit Intermediation: 4.4%
29,456	Bank of America Corp.	714,603
30,543	CenterState Banks, Inc.	759,299
9,523	Meta Financial Group, Inc.	847,547
50,400	Regions Financial Corp.	737,856
		3,059,305
Crop Production: 0.9%
61,350	Adecoagro SA *	612,887

Data Processing & Hosting: 0.9%
9,080	Wix.com Ltd. *	$631,968

Electrical Equipment, Appliance & Component Manufacturing: 2.3%
27,939	Corning, Inc.	839,567
12,980	Emerson Electric Co.	773,868
		1,613,435
Food Services: 5.2%
61,555	Denny's Corp. *	724,502
3,412	Domino's Pizza, Inc.	721,740
6,308	Hershey Co.	677,290
14,163	NutriSystem, Inc.	737,184
11,052	Yum! Brands, Inc.	815,196
		3,675,912
General Manufacturing: 2.3%
46,056	AngioDynamics, Inc. *	746,568
19,093	Orthofix International NV *	887,442
		1,634,010
General Merchandise Stores: 2.1%
14,791	Big Lots, Inc.	714,405
9,910	Wal-Mart Stores, Inc.	749,989
		1,464,394
Health Care Supplies: 3.5%
13,469	Baxter International, Inc.	815,413
3,753	The Cooper Companies, Inc.	898,543
7,334	Varian Medical Systems, Inc. *	756,796
		2,470,752
Information Services: 1.0%
35,469	Nic, Inc.	672,138

Insurance: 8.0%
10,320	The Allstate Corp.	912,701
19,850	Assured Guaranty Ltd.	828,539
21,093	Essent Group Ltd. *	783,394
14,348	Hartford Financial Services Group, Inc.	754,274
17,846	Progressive Corp.	786,830
7,033	Prudential Financial, Inc.	760,549
58,068	Third Point Reinsurance Ltd. *	807,145
		5,633,432

Machinery Manufacturing: 4.1%
20,160	Canon, Inc. - ADR	685,843
36,349	Kulicke & Soffa Industries, Inc. *	691,358
32,378	Rudolph Technologies, Inc. *	739,837
10,593	Toro Co.	733,989
		2,851,027
Merchant Wholesalers: 0.9%
6,991	KLA-Tencor Corp.	639,746

Mining: 1.9%
56,596	Freeport-McMoRan, Inc. *	$679,718
37,628	Teck Resources Ltd. - Class B	652,093
		1,331,811
Oil & Gas: 1.8%
12,386	Chevron Corp.	1,292,231

Performing Arts & Spectator Sports: 1.0%
20,190	Live Nation Entertainment, Inc. *	703,621

Professional, Scientific & Technical Services: 2.0%
21,539	Cadence Design System, Inc. *	721,341
7,979	VMware, Inc. - Class A *	697,604
		1,418,945
Publishing: 4.3%
5,703	Adobe Systems, Inc. *	806,633
12,035	Aspen Technology, Inc. *	665,054
6,936	Intuit, Inc.	921,170
13,515	Shutterfly, Inc. *	641,962
		3,034,819
Retail Trade: 2.0%
12,122	Best Buy Co., Inc.	694,954
11,309	Fortune Brands Home & Security, Inc.	737,799
		1,432,753
Securities & Financial Services: 1.0%
5,392	Ameriprise Financial, Inc.	686,348

Specialty Trade Contractors: 1.0%
13,137	Installed Building Products, Inc. *	695,604

Telecommunications: 2.4%
48,166	KT Corp. - ADR *	801,482
14,279	T-Mobile US, Inc. *	865,593
		1,667,075
Transportation Equipment Manufacturing: 1.1%
11,104	Oshkosh Corp.	764,844

Utilities: 1.0%
10,558	PG&E Corp.	700,734

Waste Management & Remediation Services: 2.1%
11,301	Republic Services, Inc.	720,213
9,852	Waste Management, Inc.	722,644
		1,442,857
Wood Product Manufacturing: 1.0%
29,115	Louisiana Pacific Corp. *	701,963
TOTAL COMMON STOCKS
(Cost $50,521,194)		55,247,664

INVESTMENT COMPANIES: 16.1%
133,373	iShares 1-3 Year Treasury Bond ETF	11,268,685

TOTAL INVESTMENT COMPANIES
(Cost $11,275,354)			$11,268,685

REAL ESTATE INVESTMENT TRUSTS: 1.1%
5,621		American Tower Corp.	743,771
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $719,060)			743,771

SHORT-TERM INVESTMENTS: 4.3%
Money Market Funds: 4.3%
3,001,641		Fidelity Institutional Money Market Fund - Government Portfolio, 0.810% **	3,001,641
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,001,641)			3,001,641

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $65,517,249)			70,261,761
Liabilities in Excess of Other Assets: (0.2)%			(138,452)
TOTAL NET ASSETS: 100.0%			$70,123,309

	ADR	American Depositary Receipt
	ETF	Exchange-Traded Fund
	*	Non-income producing security.
	**	Seven-day yield as of June 30, 2017.

	The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

		Cost of investments	$65,517,249
		Gross unrealized appreciation	5,458,570
		Gross unrealized depreciation	(714,058)
		Net unrealized appreciation	$4,744,512

+ Because tax adjustments are calculated annually at the end of the CAN SLIM® Select Growth Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$55,247,664	$–	$–	$55,247,664
Investment Companies	11,268,685	–	–	11,268,685
Real Estate Investment Trusts	743,771	–	–	743,771
Short-Term Investments	3,001,641	–	–	3,001,641
Total Investments	$70,261,761	$–	$–	$70,261,761

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended June 30, 2017.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date            8/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date            8/23/17

By (Signature and Title)*        /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date            8/28/17
* Print the name and title of each signing officer under his or her signature.